Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2013
Goodwill And Intangible Assets, Net [Abstract]
Intangible Assets, Net
Definite-lived intangible assets:

	December 31,
(in thousands)	2012	2013
Original amounts:
Customer contracts and relationships	$5,614	$5,754
Technology	7,576	7,961
Trademarks	1,677	1,709
In Process R&D	807	674

	15,674	16,098
Accumulated amortization:
Customer contracts and relationships	(542)	(1,378)
Technology	(531)	(1,326)
Trademarks	(33)	(205)
In Process R&D	-	-

Accumulated amortization	(1,106)	(2,909)

Intangible assets, net	$14,568	$13,189